Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
Telephone: (215) 564-8020
Facsimile: (215) 564-8120

May 17, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

Re:	Delaware Group Equity Funds IV (the “Registrant”)
SEC File Nos. 033-00442 and 811-04413
Rule 497(e) filing

Ladies and Gentlemen:

     Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects a supplement to the risk/return summary information contained in the prospectus dated January 28, 2011, for the Delaware Smid Cap Growth Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on April 26, 2011 (Accession Number: 0000778108-11-000002).

     Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ John Y. Kim
John Y. Kim

cc:     Deidre A. Downes
          Bruce G. Leto